Consolidated Statement of Cash Flows - USD ($)		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Cash flows from operating activities
Net loss		$ (1,181,875,000)	[1]	$ (479,017,000)	[1],[2]	$ (969,808,000)	[2]
Adjustments to reconcile net loss to net cash flows:
Depreciation and amortization expense		115,445,000	[1]	140,806,000	[1]	211,579,000
Warranty provisions		66,158,000	[1]	91,245,000	[1]	55,822,000
Impairment of inventory		146,550,000	[1]	14,830,000	[1]	30,782,000
Impairment of property, plant, and equipment, vehicles under operating leases, and intangible assets		339,568,000	[1]	0	[1]	0
Finance income		(69,565,000)	[1]	(8,552,000)	[1]	(32,970,000)
Finance expense		213,242,000	[1]	108,402,000	[1]	45,218,000
Fair value change - Earn-out rights		(443,168,000)	[1]	(902,068,000)	[1],[2]	0	[2]
Fair value change - Class C Shares		(22,000,000)	[1]	(35,090,000)	[1],[2]	0	[2]
Listing expense		0	[1]	372,318,000	[1]	0
Income tax benefit (expense)		(9,452,000)	[1]	29,756,000	[1]	(3,075,000)
Share of losses in associates		43,304,000	[1]	0	[1]	0
Gain on sale of asset grouping		(16,334,000)	[1]	0	[1]	0
Loss on derecognition and disposal of property, plant, and equipment and intangible assets		10,892,000	[1]	11,036,000	[1]	0
Litigation provisions		25,676,000	[1]	0	[1]	0
Other provisions		19,890,000	[1]	23,367,000	[1]	11,560,000
Unrealized exchange (loss) gain on trade payables		26,787,000	[1]	(26,672,000)	[1]	9,876,000
Other non-cash expense and income		(8,945,000)	[1]	13,451,000	[1]	6,262,000
Change in operating assets and liabilities:
Inventories		(358,392,000)	[1]	(186,393,000)	[1]	(283,776,000)
Contract liabilities		77,424,000	[1]	23,663,000	[1]	59,074,000
Trade receivables, prepaid expenses, and other assets		(156,860,000)	[1]	(214,164,000)	[1]	60,353,000
Trade payables, accrued expenses, and other liabilities		(488,842,000)	[1]	21,268,000	[1]	489,197,000
Interest received		32,280,000	[1]	8,552,000	[1]	(1,580,000)
Interest paid		(220,147,000)	[1]	(68,130,000)	[1]	(12,564,000)
Taxes paid		(35,477,000)	[1]	(19,559,000)	[1]	0
Cash used for operating activities		(1,893,841,000)	[1]	(1,080,951,000)	[1]	(324,050,000)
Cash flows from investing activities
Additions to property, plant, and equipment		(137,400,000)	[1]	(32,269,000)	[1]	(24,701,000)
Additions to intangible assets		(435,584,000)	[1]	(674,275,000)	[1]	(102,236,000)
Additions to other investments		0	[1]	(2,500,000)	[1]	0
Proceeds from sale of property, plant, and equipment		1,779,000	[1]	0	[1]	0
Proceeds from sale of asset grouping		153,586,000	[1]	0	[1]	0
Cash used for investing activities		(417,619,000)	[1]	(709,044,000)	[1]	(126,937,000)
Cash flows from financing activities
Change in restricted deposits		(1,906,000)	[1]	0	[1]	48,830,000
Proceeds from short-term borrowings		3,273,888,000	[1]	2,150,955,000	[1]	708,363,000
Proceeds from long-term borrowings		1,381,738,000	[1]	0	[1]	0
Proceeds from related party capital contribution		25,565,000	[1]	0	[1]	0
Proceeds from issuance of share capital and other contributed capital		0	[1]	1,417,973,000	[1]	582,388,000
Repayments of borrowings		(2,553,008,000)	[1]	(1,436,416,000)	[1]	(411,950,000)
Repayments of lease liabilities		(21,916,000)	[1]	(19,448,000)	[1]	(8,913,000)
Transaction costs		0	[1]	(38,903,000)	[1]	0
Cash provided by financing activities		2,104,361,000	[1]	2,074,161,000	[1]	918,718,000
Effect of foreign exchange rate changes on cash and cash equivalents		1,486,000	[1]	(66,966,000)	[1]	(27,478,000)
Net (decrease) increase in cash and cash equivalents		(205,613,000)	[1]	217,200,000	[1]	440,253,000
Cash and cash equivalents at the beginning of the period		973,877,000	[1],[3]	756,677,000	[1]	316,424,000
Cash and cash equivalents at the end of the period	[1]	$ 768,264,000		$ 973,877,000	[3]	$ 756,677,000

[1]	Refer to Note 31 - Restatement of financial statements for reconciliations between previously reported and as revised annual amounts.
[2]	Refer to Note 31 - Restatement of financial statements for reconciliations between previously reported and as revised annual amounts.
[3]	1 - Refer to Note 31 - Restatement of financial statements for reconciliations between previously reported and as revised annual amounts.